Common Stock (Details Narrative) (10-K) - USD ($)						1 Months Ended			3 Months Ended			12 Months Ended
	Nov. 24, 2020	Jun. 30, 2020	Jun. 22, 2020	Jan. 08, 2020	Nov. 19, 2019	Apr. 30, 2021	Jan. 31, 2021	Jul. 31, 2019	Apr. 30, 2021	Mar. 31, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020	Feb. 24, 2021	Nov. 23, 2020
Common stock, par value						$ 0.00001	$ 0.00001		$ 0.00001			$ 0.00001	$ 0.00001
Common stock, shares authorized	12,300,000					12,300,000	12,300,000		12,300,000			12,300,000	12,500,000		6,150,000,000
Shares issued, exercise price per share							$ 0.350					$ 0.350
Reverse stock split description									On November 24, 2020, the Company filed a Certificate of Change with the Secretary of the State of Nevada to affect a 1-for-500 reverse stock split (the "Reverse Stock Split"). The Reverse Stock Split was formally processed by FINRA effective on February 25, 2021 and the Company's common stock began trading on a split-adjusted basis on February 25, 2021.	On November 24, 2020, the Company filed a Certificate of Change with the Secretary of the State of Nevada to affect a 1-for-500 reverse stock split (the "Reverse Stock Split").		On November 24, 2020, the Company filed a Certificate of Change with the Secretary of the State of Nevada to affect a 1-for-500 reverse stock split (the "Reverse Stock Split").
Common stock, shares outstanding						10,052,163	9,902,052		10,052,163			9,902,052	9,116,725
Proceeds from warrants exercise									$ 2,100
Warrant exercise price per share								$ 0.8100
Shares issued for services												$ 50,000
Proceeds from the issuance of common stock									$ 105,000		$ 20,599	35,599	$ 60,000
Gain on settlement of accounts payable													177,000
Debt instrument consideration received													10,000
Settlement notes payable amount													10,000
Accrued interest													$ 699
Common Stock [Member]
Share issued for rounding from reverse stock split												2,408
Number of common stock shares issued													60,000
Shares issued for services, shares												142,857
Shares issued for services												$ 1
Common Stock [Member] | Subsequent Event [Member]
Proceeds from the issuance of common stock						$ 15,000
Minimum [Member]
Warrant exercise price per share							$ 0.400					$ 0.400
Maximum [Member]
Warrant exercise price per share							0.550					$ 0.550
Convertible Notes Payable [Member]
Number of common stock shares issued in conversion												586,062	781,622
Number of common stock shares issued in conversion, value												$ 169,860	$ 131,954
Convertible Notes Payable [Member] | Minimum [Member]
Conversion exercise price per share							0.225					$ 0.225	$ 0.055
Convertible Notes Payable [Member] | Maximum [Member]
Conversion exercise price per share							$ 0.420					$ 0.420	0.390
Two Investors [Member]
Number of common stock shares issued												54,000
Number of warrants issued							27,000					27,000
Proceeds from warrants exercise												$ 20,599
Warrants term							3 years					3 years
Two Investors [Member] | Minimum [Member]
Warrant exercise price per share							$ 0.300					$ 0.300
Two Investors [Member] | Maximum [Member]
Warrant exercise price per share							0.400					0.400
Consultant [Member]
Shares issued, exercise price per share							$ 0.350					$ 0.350
Shares issued for services, shares												142,857
Shares issued for services												$ 50,000
Consultant [Member] | Accounts Payable [Member]
Shares issued for services, shares				48,485
Shares issued for services				$ 44,000
Increase in accounts payable				44,000
Repayments of debt				4,000
Accounts payable outstanding							$ 36,400					36,400
Long-term accounts payable							$ 20,300					$ 20,300
Consultant [Member] | Accounts Payable [Member] | Twelve Months [Member]
Repayments of debt				600
Consultant [Member] | Accounts Payable [Member] | Following Twelve Months [Member]
Repayments of debt				1,500
Consultant [Member] | Accounts Payable [Member] | Month There After [Member]
Repayments of debt				$ 2,500
Chairman of the Board [Member]
Number of common stock shares issued							14,726
Number of warrants issued							7,363					7,363
Warrant exercise price per share							$ 1.019					$ 1.019
Warrants term							3 years					3 years
Proceeds from the issuance of common stock							$ 15,000
Sale of stock price							$ 1.019					$ 1.019
Investor [Member]
Shares issued, exercise price per share								$ 0.579
Number of common stock shares issued								86,430
Number of warrants issued								43,215
Proceeds from warrants exercise								$ 50,000
Warrant exercise price per share								$ 0.579
Warrants term								3 years
Shares issued for services, shares								60,000
Shares issued for services								$ 213,000
Proceeds from the issuance of common stock								50,000
Gain on settlement of accounts payable								$ 177,000
Warrant exercise price description								The warrants have a three-year term and are exercisable at any time at an exercise price of $0.810.
Noteholder [Member] | Private Placement [Member]
Common stock shares sold					42,243
Common stock shares sold value					$ 20,699
Sale of stock price					$ 0.490
Class A Common Stock [Member]
Common stock, par value			$ 0.00001			$ 0.00001	$ 0.00001		$ 0.00001			$ 0.00001	$ 0.00001
Common stock, shares authorized	200,000		200,000			200,000	0		200,000			0	0		100,000,000
Voting rights			The terms of the Class A Shares include 200-1 voting rights in addition to the rights held by common stockholders.
Common stock, shares outstanding	102,000					102,000	0		102,000			0	0	51,000,000
Class A Common Stock [Member] | Two Directors [Member]
Number of common stock shares issued in conversion		102,000
Number of common stock shares issued in conversion, value		$ 49,062
Shares issued, exercise price per share		$ 0.481
Class A Common Stock [Member]
Common stock, shares authorized	200,000														100,000,000
Common stock, shares outstanding	102,000
Share issued for rounding from reverse stock split	2,408